Stockholders' Equity (Deficit) (Tables)	12 Months Ended
Dec. 31, 2014
Stockholders Equity Note [Abstract]
Summary of Number of Shares of Common Stock Reserved

The Company has reserved the following number of shares of common stock at December 31, 2014 and 2013:

	As of December 31,
	2014	2013
Redeemable convertible preferred stock	—	6,954,691
Warrants to purchase common stock	128,663	—
Common stock options	3,561,104	1,201,770
Total	3,689,767	8,156,461